                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-00084
                                  ----------------------------------------------

             State Street Research Investment Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Richard S. Davis, President and Chief Executive Officer
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  12/31/04
                        -----------------
Date of reporting period:  01/01/04 - 06/30/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.


                                                    STATE STREET RESEARCH [LOGO]

                                                    [LOGO] STATE STREET RESEARCH

Investment Trust

June 30, 2004





                                               Semiannual Report to Shareholders

Table of Contents


3    Performance Discussion

4    Portfolio Holdings

6    Financial Statements

10   Financial Highlights

12   Trustees and Officers


FROM THE CHAIRMAN
     State Street Research

The U.S. economy grew at a solid pace during the six-month period from January 1, 2004, to June 30, 2004. Gross Domestic Product (GDP), a common measure of economic growth, rose 3.9% for the first quarter of 2004. Estimates for second-quarter growth, which will not be released until well into the third quarter, range from 2.5% to 4.0%.

Consumer confidence wavered early in the period as the number of new jobs added to the economy fell below expectations. However, when the job picture brightened in April and May, consumer confidence tracked higher. More than 1.2 million jobs were added in the second half of the period, and the quality of new jobs also improved, as reported by the U.S. Labor Department.

Although most of the news was upbeat during the period, durable goods orders dipped in February and again in April and May--news that surprised most analysts. And after months of strong sales, auto dealerships reported a decline in June.

Yet, consumers continued to fuel the economy, pumping dollars into the retail and housing markets. Sales of new and existing homes soared as homebuyers anticipated higher mortgage rates ahead. Corporate profits staged a solid rebound, making it easier for companies to increase spending, especially on information technology, electronic equipment and new jobs.

As the period wore on, it became clear that the days of record-low short-term interest rates were coming to an end. On the last day of the period, the Federal Reserve Board raised a key short-term interest rate--the federal funds rate--from 1.0% to 1.25%.

Stocks Edge Higher, Bonds Stumble
The stock market moved sharply higher in the first months of the year, fueled by a substantial increase in profits for 2003 and expectations of continued profit growth in 2004. However, a host of worries stopped the major indexes in their tracks as the period wore on. As investors grew more cautious about interest rates and the threat of terrorist attacks, stocks retreated. For the six months, the S&P 500 Index gained a modest 3.44%. Small-cap stock gains were higher. The energy sector was the stock market's strongest performer.

High-yield bonds continued to rally as the year began. However, they also stalled along with the stock market late in the period. Mortgage bonds eked out a small gain, but most other segments of the bond market reported negative returns.

Looking Ahead
Any time the financial markets deliver negative returns, it can be disheartening for investors. However, the seeds of a new market rally are often sown in periods of weakness and decline. A diversified portfolio and a long-term perspective on the markets can make it easier to weather periods of volatility--and more likely that you will reap the potential benefits in better times. We urge you to talk to your investment professional about your investment plan.

As always, we thank you for investing with State Street Research funds. We look forward to helping you achieve your long-term financial goals.

Sincerely,

/s/ RICHARD S. DAVIS

Richard S. Davis
Chairman

June 30, 2004

-----------
PERFORMANCE
-----------
     Discussion as of June 30, 2004

How State Street Research Investment Trust Performed
State Street Research Investment Trust (Class A shares, without sales charge) returned 2.82% for the six-month period ended June 30, 2004. That was slightly less than the return of the S&P 500 Index, which was 3.44% over the same period. However, the fund outperformed the Lipper Large-Cap Core Funds Average, which was 2.03% for the period.

Performance
-------------------------------------------------------------------------------
Fund average annual total return as of 6/30/04
(does not reflect sales charge)

                                              1 Year        5 Years     10 Years
Class A                                       18.58%         -4.14%       9.33%
-------------------------------------------------------------------------------
Class B(1)                                    17.69%         -4.80%       8.54%
-------------------------------------------------------------------------------
Class B                                       19.47%         -4.13%       8.92%
-------------------------------------------------------------------------------
Class C                                       17.78%         -4.80%       8.53%
-------------------------------------------------------------------------------
Class S                                       18.99%         -3.85%       9.64%
-------------------------------------------------------------------------------

Fund average annual total return as of 6/30/04
(at maximum applicable sales charge)

                                              1 Year       5 Years      10 Years
Class A                                       11.76%         -5.27%       8.68%
--------------------------------------------------------------------------------
Class B(1)                                    12.69%         -5.13%       8.54%
--------------------------------------------------------------------------------
Class B                                       14.47%         -4.46%       8.92%
--------------------------------------------------------------------------------
Class C                                       16.78%         -4.80%       8.53%
--------------------------------------------------------------------------------
Class S                                       18.99%         -3.85%       9.64%
--------------------------------------------------------------------------------

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Return without sales charge does not reflect the maximum applicable sales charges. If the applicable sales charges were deducted, performance results would be lower.

Performance at maximum applicable sales charge reflects a maximum 5.75% Class A share front-end sales charge, or a 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

Performance for Class B(1) shares reflects Class B share performance through December 31, 1998 and Class B(1) performance thereafter. If the returns for Class B(1) shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.

Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

Reasons for the Fund's Performance
In an environment that was generally weak for the stock market, the fund benefited from favorable stock selection in the financial services, health care and energy sectors. We were rewarded for our decision to focus on energy companies whose stock prices were levered to the prices of natural gas, oil and coal. Shares of oil and gas producers EOG Resources and Newfield Exploration rose strongly, especially in the second half of the period. EOG Resources benefited from the success of a potentially major discovery in Texas. Peabody Energy gained as demand for coal rose and supply was tight. Peabody Energy's performance is highly levered to the price of coal.

In the consumer discretionary sector, Yahoo! was a standout performer. The company benefited from its leadership position among search engines and continued robust spending on Internet advertising. Yahoo!'s share price jumped significantly in the second half of the period, and we used the opportunity to take some profits and pare back our position. In addition, Tyco International contributed positively, thanks to rising earnings estimates and an attractive valuation.

These gains were partially offset by our investment in utilities and producer durables stocks. The fund lost ground with its investment in Comcast, which slipped after its failed attempt to acquire Disney. Newmont Mining also detracted from return. The company experienced production concerns, and gold prices moved lower during the period.

Looking Ahead
As investors continue to digest the prospects of future interest rate increases, higher energy costs and geopolitical factors, we believe that bottom-up stock selection will continue to drive performance. As a result, we will continue to look for stocks with stable growth and attractive valuations, and we will adhere to our disciplined investment approach.

A Word about Risk
The major risks of stock investing include sudden and unpredictable drops in value and period of lackluster performance. The fund invests in larger, more established companies which may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer trends. Many larger companies also cannot sustain the higher growth rates of successful smaller companies during periods of extended economic expansion. The fund may underperform other stock funds during periods when growth and income stocks are out of favor.

Top 10 Holdings
--------------------------------------------------------------------------------

Issuer/Security                                             % of Fund Net Assets
--------------------------------------------------------------------------------
1   Microsoft                                                        3.4%
--------------------------------------------------------------------------------
2   Pfizer                                                           2.8%
--------------------------------------------------------------------------------
3   American International Group                                     2.7%
--------------------------------------------------------------------------------
4   General Electric                                                 2.5%
--------------------------------------------------------------------------------
5   Procter & Gamble                                                 2.4%
--------------------------------------------------------------------------------
6   Tyco International                                               2.4%
--------------------------------------------------------------------------------
7   Intel                                                            2.3%
--------------------------------------------------------------------------------
8   Exxon Mobil                                                      2.2%
--------------------------------------------------------------------------------
9   Cisco Systems                                                    2.2%
--------------------------------------------------------------------------------
10  Novartis                                                         2.1%
--------------------------------------------------------------------------------
    Total                                                           25.0%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


                                        State Street Research Investment Trust 3

---------
PORTFOLIO
---------
     Holdings

June 30, 2004 (unaudited)

Issuer                                                                               Shares              Value
------------------------------------------------------------------------------------------------------------------
Common Stocks 98.8%
Automobiles & Transportation 0.4%
Air Transport 0.4%
Expeditors International of
  Washington Inc. ........................................................           130,900         $   6,467,769
                                                                                                     -------------
Total Automobiles & Transportation ...............................................................       6,467,769
                                                                                                     -------------
Consumer Discretionary 17.3%
Casinos/Gambling, Hotel/Motel 1.0%
International Game Technology Inc. .......................................           364,300            14,061,980
                                                                                                     -------------
Commercial Services 1.4%
InterActiveCorp* .........................................................           696,600            20,995,524
                                                                                                     -------------
Communications, Media & Entertainment 2.9%
DirecTV Group Inc.* ......................................................           898,316            15,361,204
Time Warner Inc.* ........................................................         1,168,700            20,545,746
Walt Disney Co. ..........................................................           305,000             7,774,450
                                                                                                     -------------
                                                                                                        43,681,400
                                                                                                     -------------
Consumer Electronics 1.1%
Yahoo! Inc.* .............................................................           436,000            15,839,880
                                                                                                     -------------
Printing & Publishing 1.6%
News Corp. Ltd. ADR ......................................................           678,600            24,036,012
                                                                                                     -------------
Restaurants 1.8%
McDonald's Corp. .........................................................         1,028,600            26,743,600
                                                                                                     -------------
Retail 6.2%
Bed Bath & Beyond Inc.* ..................................................           226,400             8,705,080
Home Depot Inc. ..........................................................           651,350            22,927,520
Lowe's Companies, Inc. ...................................................            69,500             3,652,225
Nordstrom Inc. ...........................................................           224,700             9,574,467
Staples Inc.* ............................................................           679,400            19,913,214
Target Corp. .............................................................           634,000            26,925,980
                                                                                                     -------------
                                                                                                        91,698,486
                                                                                                     -------------
Shoes 1.3%
Nike Inc. Cl. B ..........................................................           259,200            19,634,400
                                                                                                     -------------
Total Consumer Discretionary .....................................................................     256,691,282
                                                                                                     -------------
Consumer Staples 5.4%
Beverages 1.8%
Coca-Cola Co. ............................................................           513,800            25,936,624
                                                                                                     -------------
Drug & Grocery Store Chains 1.2%
CVS Corp. ................................................................           412,000            17,312,240
                                                                                                     -------------
Household Products 2.4%
Procter & Gamble Co. .....................................................           662,200            36,050,168
                                                                                                     -------------
Total Consumer Staples ...........................................................................      79,299,032
                                                                                                     -------------
Financial Services 20.9%
Banks & Savings & Loan 4.2%
Bank of America Corp. ....................................................           315,300            26,680,686
Fifth Third Bancorp ......................................................           332,400            17,876,472
Goldman Sachs Group Inc. .................................................            55,200             5,187,586
North Fork Bancorp Inc. ..................................................           348,300            13,252,815
                                                                                                     -------------
                                                                                                        62,997,559
                                                                                                     -------------
Issuer                                                                               Shares              Value
------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services & Systems 1.2%
First Data Corp. .........................................................           388,700         $  17,304,924
                                                                                                     -------------
Insurance 5.1%
Allstate Corp. ...........................................................           333,000            15,501,150
American International Group Inc. ........................................           567,851            40,476,419
Hartford Financial Services Group Inc.                                               284,400            19,549,656
                                                                                                     -------------
                                                                                                        75,527,225
                                                                                                     -------------
Miscellaneous Financial 8.1%
Ambac Financial Group Inc. ...............................................           218,300            16,031,952
American Express Co. .....................................................           291,200            14,961,856
Citigroup Inc. ...........................................................           639,300            29,727,450
Federal National Mortgage
  Association ............................................................           103,700             7,400,032
Merrill Lynch & Co. Inc. .................................................           286,700            15,476,066
SLM Corp. ................................................................           370,300            14,978,635
Willis Group Holdings Ltd. ...............................................           584,031            21,871,961
                                                                                                     -------------
                                                                                                       120,447,952
                                                                                                     -------------
Securities Brokerage & Services 2.3%
Countrywide Financial Corp. ..............................................           153,350            10,772,837
Franklin Resources Inc. ..................................................           151,550             7,589,624
Lehman Brothers Holdings Inc. ............................................           199,800            15,034,950
                                                                                                        33,397,411
                                                                                                     -------------
Total Financial Services .........................................................................     309,675,071
                                                                                                     -------------
Health Care 10.9%
Drugs & Biotechnology 7.6%
Amgen Inc.* ..............................................................           137,900             7,525,203
Baxter International Inc. ................................................           518,500            17,893,435
Johnson & Johnson Ltd. ...................................................           267,000            14,871,900
Novartis AG ADR ..........................................................           704,600            31,354,700
Pfizer Inc. ..............................................................         1,219,225            41,795,033
                                                                                                     -------------
                                                                                                       113,440,271
                                                                                                     -------------
Health Care Services 2.8%
Caremark Rx Inc.* ........................................................           706,800            23,281,992
Medco Health Solutions Inc.* .............................................           223,100             8,366,250
UnitedHealth Group Inc. ..................................................           148,300             9,231,675
                                                                                                     -------------
                                                                                                        40,879,917
                                                                                                     -------------
Hospital Supply 0.5%
Guidant Corp. ............................................................           136,600             7,633,208
                                                                                                     -------------
Total Health Care ................................................................................     161,953,396
                                                                                                     -------------
Integrated Oils 2.2%
Integrated International 2.2%
Exxon Mobil Corp. ........................................................           729,300            32,388,213
                                                                                                     -------------
Total Integrated Oils ............................................................................      32,388,213
                                                                                                     -------------
Materials & Processing 7.9%
Agriculture 1.6%
Monsanto Co. .............................................................           604,000            23,254,000
                                                                                                     -------------
Chemicals 2.9%
Praxair Inc. .............................................................           514,500            20,533,695
Sherwin Williams Co. .....................................................           527,700            21,925,935
                                                                                                     -------------
                                                                                                        42,459,630
                                                                                                     -------------
Forest Products 1.2%
Weyerhaeuser Co. .........................................................           293,400            18,519,408
                                                                                                     -------------
Gold & Precious Metals 1.0%
Newmont Mining Corp. .....................................................           374,580            14,518,721
                                                                                                     -------------
Paper & Forest Products 1.2%
International Paper Co. ..................................................           396,300            17,714,610
                                                                                                     -------------
Total Materials & Processing .....................................................................     116,466,369
                                                                                                     -------------


4 The notes are an integral part of the financial statements.

Issuer                                                                          Shares           Value
--------------------------------------------------------------------------------------------------------
Other 5.9%
Multi-Sector 5.9%
General Electric Co. .....................................................   1,131,600     $  36,663,840
ITT Industries Inc. ......................................................     184,200        15,288,600
Tyco International Ltd. ..................................................   1,055,600        34,982,584
                                                                                           -------------
Total Other ............................................................................      86,935,024
                                                                                           -------------
Other Energy 4.8%
Gas Pipelines 1.8%
EOG Resources Inc. .......................................................     452,800        27,036,688
                                                                                           -------------
Miscellaneous Energy 1.2%
Peabody Energy Corp. .....................................................     313,600        17,558,464
                                                                                           -------------
Oil & Gas Producers 0.5%
Newfield Exploration Co.* ................................................     135,300         7,541,622
                                                                                           -------------
Oil Well Equipment & Services 1.3%
Nabors Industries Ltd.* ..................................................     430,600        19,471,732
                                                                                           -------------
Total Other Energy .....................................................................      71,608,506
                                                                                           -------------
Producer Durables 3.3%
Electronics: Industrial 1.0%
Thermo Electron Corp.* ...................................................     498,600        15,326,964
                                                                                           -------------
Industrial Products 0.9%
Agilent Technologies Inc.* ...............................................     434,500        12,722,160
                                                                                           -------------
Production Technology Equipment 1.4%
Lam Research Corp.* ......................................................     746,500        20,006,200
                                                                                           -------------
Total Producer Durables ................................................................      48,055,324
                                                                                           -------------
Technology 15.5%
Communications Technology 2.7%
Cisco Systems Inc.* ......................................................   1,352,800        32,061,360
QUALCOMM Inc. ............................................................     111,200         8,115,376
                                                                                           -------------
                                                                                              40,176,736
                                                                                           -------------
Computer Software 5.8%
Microsoft Corp. ..........................................................   1,754,700        50,114,232
Oracle Systems Corp.* ....................................................   1,721,700        20,539,881
Red Hat Inc.* ............................................................     266,200         6,114,614
SAP AG ADR ...............................................................     230,700         9,645,567
                                                                                           -------------
                                                                                              86,414,294
                                                                                           -------------
Computer Technology 1.0%
Hewlett-Packard Co. ......................................................     701,706        14,805,997
                                                                                           -------------
Electronics 1.4%
General Dynamics Corp. ...................................................     204,000        20,257,200
                                                                                           -------------
Electronics: Semiconductors/Components 4.6%
Analog Devices Inc. ......................................................     408,200        19,218,056
Intel Corp. ..............................................................   1,246,200        34,395,120
Taiwan Semiconductor Manufacturing
  Co. Ltd. ...............................................................   1,773,764        14,739,976
                                                                                           -------------
                                                                                              68,353,152
                                                                                           -------------
Total Technology .......................................................................     230,007,379
                                                                                           -------------
Utilities 4.3%
Cable Television & Radio 0.7%
Comcast Corp.* ...........................................................     372,700        10,290,247
                                                                                           -------------
Telecommunications 3.6%
America Movil Inc. ADR ...................................................     272,000         9,892,640
Nextel Communications Inc. Cl. A* ........................................     476,300        12,698,158
Verizon Communications Inc. ..............................................     450,900        16,318,071
Vodafone Group PLC ADR ...................................................     682,600        15,085,460
                                                                                           -------------
                                                                                              53,994,329
                                                                                           -------------
Total Utilities ........................................................................      64,284,576
                                                                                           -------------
Total Common Stocks (Cost $1,118,873,377) ..............................................   1,463,831,941
                                                                                           -------------
Issuer                                                                          Shares           Value
--------------------------------------------------------------------------------------------------------
Short-Term Investments 3.4%
State Street Navigator
  Securities Lending Prime Portfolio .........                              50,538,675     $   50,538,675
                                                                                           --------------
Total Short-Term Investments (Cost $50,538,675) ........................................       50,538,675
                                                                                           --------------
                                                              Maturity       Amount of
                                                                Date         Principal
---------------------------------------------------------------------------------------------------------
Commercial Paper 1.5%
Caterpillar Financial
  Services Inc., 1.16% ...................................   7/06/2004      $ 6,068,00          6,067,022
Citicorp, 1.05% ..........................................   7/02/2004       10,000,00          9,999,708
Goldman Sachs
  Group LP, 1.27% ........................................   7/06/2004        1,704,00          1,703,700
UBS Finance Inc., 1.42% ..................................   7/01/2004        3,902,00          3,902,000
                                                                                                ---------
Total Commercial Paper (Cost $21,672,430)                                                      21,672,430
                                                                                               ----------
                                                                              % of
                                                                            Net Assets
---------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $1,191,084,482) ........................................     103.7%       1,536,043,046
Cash and Other Assets, Less Liabilities ..................................      (3.7%)        (54,890,076)
                                                                               -----        -------------
Net Assets ...............................................................     100.0%      $1,481,152,970
                                                                               =====       ==============

*   Denotes a security which has not paid a dividend during the last year.

ADR Stands for American Depository Receipt, representing ownership of foreign securities.

Federal Income Tax Information
At June 30, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $1,188,788,543 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                  $  351,594,556

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                    (4,340,053)
                                                          --------------
                                                          $  347,254,503
                                                          ==============


The notes are an integral part of the financial statements.
                                       State Street Research Investment Trust  5

---------
FINANCIAL
---------
     Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

Assets
Investments, at value (Cost $1,191,084,482) (Note 1) .....    $1,536,043,046
Cash .....................................................            41,935
Receivable for securities sold ...........................        12,612,946
Dividends receivable .....................................         1,370,712
Receivable for fund shares sold ..........................           274,057
Other assets .............................................            18,243
                                                              --------------
                                                               1,550,360,939
                                                              --------------
Liabilities
Payable for collateral received on securities loaned .....        50,538,675
Payable for securities purchased .........................        13,799,768
Payable for fund shares redeemed .........................         1,886,408
Accrued transfer agent and shareholder services ..........         1,647,758
Accrued management fee ...................................           651,001
Accrued distribution and service fees ....................           349,114
Accrued trustees' fee ....................................            40,811
Accrued administration fee ...............................            13,511
Other accrued expenses ...................................           280,923
                                                              --------------
                                                                  69,207,969
                                                              --------------
Net Assets ...............................................    $1,481,152,970
                                                              ==============
Net Assets consist of:
 Undistributed net investment income .....................    $    1,345,614
 Unrealized appreciation of investments ..................       344,958,564
 Accumulated net realized loss ...........................      (370,140,038)
 Paid in capital .........................................     1,504,988,830
                                                              --------------
                                                              $1,481,152,970
                                                              ==============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

  Class     Net Assets    [divided by]     Number of Shares   =     NAV
  A        $438,460,061                       46,483,379           $9.43*
  B(1)     $264,405,297                       29,436,565           $8.98**
  B        $204,987,706                       22,108,128           $9.27**
  C        $ 28,432,197                        3,154,236           $9.01**
  S        $544,867,709                       56,928,158           $9.57

*  Maximum offering price per share = $10.01 ($9.43 [divided by] 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended June 30, 2004 (unaudited)

Investment Income
Dividends, net of foreign taxes of $125,458
  (Note 1) ...............................................   $ 9,304,917
                                                             -----------
Expenses
Management fee (Note 2) ..................................     3,692,628
Transfer agent and shareholder services ..................     2,174,339
Distribution and service fees - Class A (Note 4) .........       636,293
Distribution and service fees - Class B(1) (Note 4) ......     1,313,449
Distribution and service fees - Class C (Note 4) .........       146,012
Custodian fee ............................................       267,038
Reports to shareholders ..................................       189,830
Administration fee (Note 2) ..............................        54,525
Registration fees ........................................        31,000
Trustees' fees (Note 2) ..................................        31,000
Audit fee ................................................        14,632
Miscellaneous ............................................        37,420
                                                             -----------
                                                               8,588,166
Fees paid indirectly (Note 2) ............................      (134,760)
                                                             -----------
                                                               8,453,406
                                                             -----------
Net investment income ....................................       851,511
                                                             -----------
Realized and Unrealized Gain (Loss) on
Investments
Net increase from payment by affiliate (Note 2) ..........        10,814
Net realized gain on investments (Notes 1 and 3) .........   121,753,973
Change in unrealized depreciation of investments .........   (80,021,510)
                                                             -----------
Net gain on investments ..................................    41,743,277
                                                             -----------
Net increase in net assets resulting from operations .....   $42,594,788
                                                             ===========


6   The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                       Six months ended
                                        June 30, 2004         Year ended
                                         (unaudited)       December 31, 2003
                                       ----------------    -----------------
Increase (Decrease) In Net Assets
Operations:
Net investment income .............    $      851,511      $    3,618,270
Net increase from payment
  by affiliate ....................            10,814                  --
Net realized gain on
  investments .....................       121,753,973          45,684,153
Change in unrealized
  appreciation
  (depreciation) of
  investments .....................       (80,021,510)        322,089,172
                                       --------------      --------------
Net increase resulting
  from operations .................        42,594,788         371,391,595
                                       --------------      --------------
Dividends from net
 investment income:
  Class A .........................          (421,079)                 --
  Class B .........................          (797,001)                 --
  Class S .........................        (1,866,482)         (1,876,380)
                                       --------------      --------------
                                           (3,084,562)         (1,876,380)
                                       --------------      --------------
Net decrease from fund share
  transactions (Note 5) ...........       (99,800,753)       (223,775,410)
                                       --------------      --------------
Total increase (decrease) in
  net assets ......................       (60,290,527)        145,739,805
Net Assets
Beginning of period ...............     1,541,443,497       1,395,703,692
                                       --------------      --------------
End of period (including
undistributed net investment
income of $1,345,614 and
$3,567,851, respectively) .........    $1,481,152,970      $1,541,443,497
                                       ==============      ==============


Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------

June 30, 2004
Note 1
State Street Research Investment Trust is a series of State Street Research Master Investment Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is long-term growth of capital and, secondarily, long-term growth of income. Under normal market conditions, the fund invests at least 65% of its net assets in stock and convertible securities that have long-term growth potential. In seeking to achieve its investment objective, the fund generally attempts to identify the industries that over the long term will grow faster than the economy as a whole.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. Class B shares automatically convert into Class A shares at the end of eight years. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.


The notes are an integral part of the financial statements.
                                       State Street Research Investment Trust  7

--------------------------------------------------------------------------------
B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date.

D. Dividends
Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount has been reflected on Form 1099 for the calendar year 2003.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At December 31, 2003, the fund had a capital loss carryforward of $489,841,266 available, to the extent provided in regulations, to offset future capital gains, if any, of which $168,635,993 and $321,205,273 expire on December 31, 2009 and 2010, respectively.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At June 30, 2004, the value of the securities loaned and the value of collateral were $46,596,974 and $50,538,675 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended June 30, 2004, income from securities lending amounted to $12,066 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the first $500 million of net assets annually, 0.50% of the next $500 million, and 0.45% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2004, the fees pursuant to such agreement amounted to $3,692,628.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended June 30, 2004, the amount of such expenses allocated to the fund was $264,340.

The fund has entered into an arrangement with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances and directed brokerage commissions, respectively, were used to reduce a portion of the fund's expenses. During the six months ended June 30, 2004, the fund's transfer agent and custodian fees were reduced by $14,335 and $120,425, respectively, under these arrangements.

The fees of the Trustees not currently affiliated with the Adviser amounted to $31,000 during the six months ended June 30, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended June 30, 2004, the amount of such expenses was $54,525.

On February 19, 2004, the Distributor entered into an agreement with the NASD resolving all outstanding issues relating to an investigation by the NASD of the Distributor's email retention practices and supervision of trading activity in shares of the State Street Research funds. The Distributor, without admitting or denying the allegations or the findings set forth in the agreement, and solely for the purposes of the settlement, agreed to the entry of certain findings by the NASD relating to the Distributor's compliance with document retention requirements and the Distributor's supervision of enforcement of shareholder exchange limitations set forth in the funds' prospectuses. The agreement contains no allegations or findings of fraudulent conduct by the Distributor. As part of this agreement the Distributor made a payment to the fund to compensate the fund for losses relating to the exchange of fund shares beyond the annual limit set forth in the fund's prospectus. The payment was allocated among the fund's share classes as follows: $3,110 to Class A; $1,922 to Class B(1); $1,632 to Class B; $214 to Class C and $3,936 to Class S. These amounts are shown in the total amount of $10,814 as "Net increase from payment by affiliate" in the Statement of Operations.

Note 3
For the six months ended June 30, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $627,306,724, and $741,682,899, respectively.

Note 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. The fund expects this waiver to continue, although there is no guarantee that it will. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. For Class B(1), the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund. For the six months ended June 30, 2004, fees pursuant to such plans amounted to $636,293, $1,313,449, and $146,012 for Class A, Class B(1) and Class C shares, respectively. As of June 30, 2004, there were $7,069,297 and $2,662,438 for Class A and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $175,160 and $989,058, respectively, on sales of Class A shares of the fund during the six months ended June 30, 2004, and that MetLife Securities, Inc. earned commissions aggregating $1,307,618 and $7,857 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $359,960, $160 and $300 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. These transactions break down by share class as follows:

                                                                       Six months ended
                                                                        June 30, 2004                   Year ended
                                                                         (unaudited)                 December 31, 2003
                                                                  ----------------------------------------------------------
Class A                                                             Shares         Amount          Shares         Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        4,766,392    $ 44,291,032     11,468,717    $  88,009,193
Issued upon reinvestment of dividend from net investment income       44,501         413,075             --               --
Shares redeemed                                                   (4,606,810)    (42,711,483)   (19,334,342)    (145,675,277)
                                                                  ----------    ------------    -----------    -------------
Net increase (decrease)                                              204,083    $  1,992,624     (7,865,625)   $ (57,666,084)
                                                                  ==========    ============    ===========    =============

Class B(1)                                                          Shares          Amount         Shares         Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        1,093,248    $  9,679,709      2,971,390    $  22,284,050
Shares redeemed                                                   (2,747,251)    (24,259,876)    (6,814,102)     (49,569,001)
                                                                  ----------    ------------    -----------    -------------
Net decrease                                                      (1,654,003)   $(14,580,167)    (3,842,712)   $ (27,284,951)
                                                                  ==========    ============    ===========    =============

Class B                                                             Shares          Amount         Shares         Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           69,234    $    634,998        521,526    $   3,987,610
Issued upon reinvestment of dividend from net investment income       83,707         762,583             --               --
Shares redeemed                                                   (6,149,915)    (56,165,905)   (10,778,170)     (81,546,511)
                                                                  ----------    ------------    -----------    -------------
Net decrease                                                      (5,996,974)   $(54,768,324)   (10,256,644)   $ (77,558,901)
                                                                  ==========    ============    ===========    =============

Class C                                                             Shares          Amount         Shares         Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           64,096    $    570,788        202,046    $   1,546,464
Shares redeemed                                                     (448,487)     (3,975,733)    (1,292,549)      (9,623,519)
                                                                  ----------    ------------    -----------    -------------
Net decrease                                                        (384,391)   $ (3,404,945)    (1,090,503)   $  (8,077,055)
                                                                  ==========    ============    ===========    =============

Class S                                                             Shares          Amount         Shares         Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          295,781    $  2,808,456      1,107,804    $   8,683,091
Issued upon reinvestment of dividend from net investment income       98,100         922,150        131,922          923,795
Shares redeemed                                                   (3,480,538)    (32,770,547)    (7,917,272)     (62,795,305)
                                                                  ----------    ------------    -----------    -------------
Net decrease                                                      (3,086,657)   $(29,039,941)    (6,677,546)   $ (53,188,419)
                                                                  ==========    ============    ===========    =============


                                        State Street Research Investment Trust 9

FINANCIAL
        Highlights


                                                                                         Class A
                                                            ------------------------------------------------------------------------
                                                             Six months ended                   Years ended December 31
                                                              June 30, 2004     ----------------------------------------------------
                                                            (unaudited)(a)(f)   2003(a) 2002(a)(e) 2001(a)(e) 2000(a)(e) 1999(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             9.18          7.07      9.70      11.98      14.01      12.36
                                                                  -------       -------   -------    -------    -------    -------
  Net investment income (loss) ($)                                   0.00          0.01      0.01      (0.01)     (0.00)      0.02
  Net realized and unrealized gain (loss) on investments ($)         0.26          2.10     (2.64)     (2.20)     (0.78)      2.37
                                                                  -------       -------   -------    -------    -------    -------
Total from investment operations ($)                                 0.26          2.11     (2.63)     (2.21)     (0.78)      2.39
                                                                  -------       -------   -------    -------    -------    -------
  Dividends from net investment income ($)                          (0.01)           --        --         --         --      (0.01)
  Distributions from capital gains ($)                                 --            --        --      (0.07)     (1.25)     (0.73)
                                                                  -------       -------   -------    -------    -------    -------
Total distributions ($)                                             (0.01)           --        --      (0.07)     (1.25)     (0.74)
                                                                  -------       -------   -------    -------    -------    -------
Net asset value, end of period ($)                                   9.43          9.18      7.07       9.70      11.98      14.01
                                                                  =======       =======   =======    =======    =======    =======
Total return (%)(b)                                                  2.82(c)      29.84    (27.11)    (18.44)     (5.90)     19.75
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         438,460       424,723   382,598    654,911    846,485    802,359
Expense ratio (%)                                                    1.16(d)       1.21      1.11       1.11       0.94       0.93
Expense ratio after expense reductions (%)                           1.16(d)       1.21      1.10       1.10       0.93       0.92
Ratio of net investment income (loss) to average net assets (%)      0.10(d)       0.16      0.16      (0.06)     (0.02)      0.14
Portfolio turnover rate (%)                                         42.06         66.48     75.46     105.61      86.64      71.45
                                                                                         Class B(1)
                                                            ------------------------------------------------------------------------
                                                             Six months ended                   Years ended December 31
                                                              June 30, 2004     ----------------------------------------------------
                                                            (unaudited)(a)(f)   2003(a) 2002(a)(e) 2001(a)(e) 2000(a)(e) 1999(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             8.76          6.79      9.40      11.68      13.79      12.25
                                                                  -------       -------   -------    -------    -------    -------
  Net investment loss ($)                                           (0.03)        (0.04)    (0.04)     (0.08)     (0.10)     (0.09)
  Net realized and unrealized gain (loss) on investments ($)         0.25          2.01     (2.57)     (2.13)     (0.76)      2.36
                                                                  -------       -------   -------    -------    -------    -------
Total from investment operations ($)                                 0.22          1.97     (2.61)     (2.21)     (0.86)      2.27
                                                                  -------       -------   -------    -------    -------    -------
  Distributions from capital gains ($)                                 --            --        --      (0.07)     (1.25)     (0.73)
                                                                  -------       -------   -------    -------    -------    -------
Total distributions ($)                                                --            --        --      (0.07)     (1.25)     (0.73)
                                                                  -------       -------   -------    -------    -------    -------
Net asset value, end of period ($)                                   8.98          8.76      6.79       9.40      11.68      13.79
                                                                  =======       =======   =======    =======    =======    =======
Total return (%)(b)                                                  2.51(c)      29.01    (27.77)     18.92      (6.58)     18.91
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         264,405       272,369   237,325    402,415    473,407    298,303
Expense ratio (%)                                                    1.86(d)       1.91      1.81       1.81       1.66       1.68
Expense ratio after expense reductions (%)                           1.86(d)       1.91      1.80       1.80       1.65       1.67
Ratio of net investment loss to average net assets (%)              (0.60)(d)     (0.54)    (0.54)     (0.76)     (0.73)     (0.68)
Portfolio turnover rate (%)                                         42.06         66.48     75.46     105.61      86.64      71.45
                                                                                           Class B
                                                            ------------------------------------------------------------------------
                                                             Six months ended                   Years ended December 31
                                                              June 30, 2004     ----------------------------------------------------
                                                            (unaudited)(a)(f)   2003(a) 2002(a)(e) 2001 (a)(e) 2000(a)(e) 1999(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             9.03          6.91      9.48      11.75      13.80      12.25
                                                                  -------       -------   -------    -------    -------  ---------
  Net investment income (loss) ($)                                   0.02          0.04      0.01      (0.04)     (0.04)     (0.06)
  Net realized and unrealized gain (loss) on investments ($)         0.25          2.08     (2.58)     (2.16)     (0.76)      2.34
                                                                  -------       -------   -------    -------    -------  ---------
Total from investment operations ($)                                 0.27          2.12     (2.57)     (2.20)     (0.80)      2.28
                                                                  -------       -------   -------    -------    -------  ---------
  Dividends from net investment income                              (0.03)           --        --         --         --         --
  Distributions from capital gains ($)                                 --            --        --      (0.07)     (1.25)     (0.73)
                                                                  -------       -------   -------    -------    -------  ---------
Total distributions ($)                                             (0.03)           --        --      (0.07)     (1.25)     (0.73)
                                                                  -------       -------   -------    -------    -------  ---------
Net asset value, end of period ($)                                   9.27          9.03      6.91       9.48      11.75      13.80
                                                                  =======       =======   =======    =======    =======  =========
Total return (%)(b)                                                  3.07(c)      30.68    (27.11)    (18.72)     (6.14)     18.99
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         204,988       253,829   264,947    549,661    887,018  1,070,608
Expense ratio (%)                                                    0.86(d)       0.91      1.13       1.49       1.23       1.54
Expense ratio after expense reductions (%)                           0.86(d)       0.91      1.12       1.48       1.22       1.53
Ratio of net investment income (loss) to average net assets (%)      0.39(d)       0.47      0.08      (0.43)     (0.31)     (0.46)
Portfolio turnover rate (%)                                         42.06         66.48     75.46     105.61      86.64      71.45

                                                                                           Class C
                                                            ------------------------------------------------------------------------
                                                             Six months ended                   Years ended December 31
                                                              June 30, 2004     ----------------------------------------------------
                                                            (unaudited)(a)(f)   2003(a) 2002(a)(e) 2001(a)(e) 2000(a)(e) 1999(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                            8.79          6.82      9.43      11.72      13.83      12.29
                                                                  ------        ------    ------     ------     ------     ------
  Net investment loss ($)                                          (0.03)        (0.04)    (0.04)     (0.08)     (0.10)     (0.08)
  Net realized and unrealized gain (loss) on investments ($)        0.25          2.01     (2.57)     (2.14)     (0.76)      2.35
                                                                  ------        ------    ------     ------     ------     ------
Total from investment operations ($)                                0.22          1.97     (2.61)     (2.22)     (0.86)      2.27
                                                                  ------        ------    ------     ------     ------     ------
  Distributions from capital gains ($)                                --            --        --      (0.07)     (1.25)     (0.73)
                                                                  ------        ------    ------     ------     ------     ------
Total distributions ($)                                               --            --        --      (0.07)     (1.25)     (0.73)
                                                                  ------        ------    ------     ------     ------     ------
Net asset value, end of period ($)                                  9.01          8.79      6.82       9.43      11.72      13.83
                                                                  ======        ======    ======     ======     ======     ======
Total return (%)(b)                                                 2.50(c)      28.89    (27.68)    (18.94)     (6.56)     18.85
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         28,432        31,112    31,558     64,297     92,373     90,977
Expense ratio (%)                                                   1.86(d)       1.91      1.81       1.81       1.66       1.68
Expense ratio after expense reductions (%)                          1.86(d)       1.91      1.80       1.80       1.65       1.67
Ratio of net investment loss to average net assets (%)             (0.60)(d)     (0.54)    (0.55)     (0.76)     (0.73)     (0.62)
Portfolio turnover rate (%)                                        42.06         66.48     75.46     105.61      86.64      71.45
                                                                                           Class S
                                                            ------------------------------------------------------------------------
                                                             Six months ended                   Years ended December 31
                                                              June 30, 2004     ----------------------------------------------------
                                                            (unaudited)(a)(f)   2003(a) 2002(a)(e) 2001(a)(e) 2000(a)(e) 1999(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             9.32          7.19      9.84      12.10      14.10       12.42
                                                                  -------       -------   -------    -------  ---------   ---------
  Net investment income ($)                                          0.02          0.04      0.04       0.03       0.04        0.05
  Net realized and unrealized gain (loss) on investments
   and foreign currency ($)                                          0.26          2.12     (2.69)     (2.22)     (0.79)       2.38
                                                                  -------       -------   -------    -------  ---------   ---------
Total from investment operations ($)                                 0.28          2.16     (2.65)     (2.19)     (0.75)       2.43
                                                                  -------       -------   -------    -------  ---------   ---------
  Dividends from net investment income ($)                          (0.03)        (0.03)       --         --         --       (0.02)
  Distributions from capital gains ($)                                 --            --        --      (0.07)     (1.25)      (0.73)
                                                                  -------       -------   -------    -------  ---------   ---------
Total distributions ($)                                             (0.03)        (0.03)       --      (0.07)     (1.25)      (0.75)
                                                                  -------       -------   -------    -------  ---------   ---------
Net asset value, end of period ($)                                   9.57          9.32      7.19       9.84      12.10       14.10
                                                                  =======       =======   =======    =======  =========   =========
Total return (%)(b)                                                  3.03(c)      30.16    (26.93)    (18.09)     (5.64)      20.01
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         544,868       559,410   479,275    753,064  1,006,378   1,527,727
Expense ratio (%)                                                    0.86(d)       0.91      0.81       0.81       0.66        0.68
Expense ratio after expense reductions (%)                           0.86(d)       0.91      0.80       0.80       0.65        0.67
Ratio of net investment income to average net assets (%)             0.39(d)       0.46      0.46       0.24       0.26        0.39
Portfolio turnover rate (%)                                         42.06         66.48     75.46     105.61      86.64       71.45

(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges.

(c) Not annualized

(d) Annualized

(e) Audited by other auditors

(f) During the six months ended June 30, 2004, the distributor made restitution payments to the fund as part of a settlement with NASD. These payments had no effect on net realized gain on investments per share.


                                       State Street Research Investment Trust 11

---------------------
TRUSTEES AND OFFICERS
---------------------
      State Street Research Master Investment Trust

                                                                                         Number of Funds
Name,                   Position(s)  Term of Office                                      in Fund Complex             Other
Address                  Held with    and Length of       Principal Occupations            Overseen by        Directorships Held
and Age(a)                  Fund     Time Served(b)        During Past 5 Years         Trustee/Officer(c)     by Trustee/Officer
====================================================================================================================================
Independent Trustees
Bruce R. Bond             Trustee        Since         Retired; formerly Chairman of          19           Avaya Inc.
(58)                                     1999          the Board, Chief Executive
                                                       Officer and President,
                                                       PictureTel Corporation (video
                                                       conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch           Trustee        Since         Retired, formerly Partner              19           First Marblehead Corp.
(62)                                     2004          PricewaterhouseCoopers LLP
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban           Trustee        Since         Retired; formerly Senior Vice          53           Metropolitan Series Fund,
(66)                                     1997          President for Finance and                           Inc.; and Metropolitan
                                                       Operations and Treasurer, The                       Series Fund II
                                                       Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips         Trustee        Since         Dean, School of Business and           19           The Kroger Co.
(59)                                     1998          Public Management, George
                                                       Washington University;
                                                       formerly a member of the Board
                                                       of Governors of the Federal
                                                       Reserve System; and Chairman
                                                       and Commissioner of the
                                                       Commodity Futures Trading
                                                       Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt           Trustee        Since         President, Founders                    53           A.P. Pharma, Inc.;
(65)                                     1990          Investments Ltd.                                    Metropolitan Series Fund,
                                                       (investments); President,                           Inc.; and Metropolitan
                                                       Pacific Four Investments                            Series Fund II
                                                       (investments); formerly
                                                       President, The Glen Ellen
                                                       Company (private investment
                                                       firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.                Trustee        Since         Jay W. Forrester Professor of          53           Metropolitan Series Fund,
Scott Morton (67)                        1989          Management, Sloan School of                         Inc.; and Metropolitan
                                                       Management, Massachusetts                           Series Fund II
                                                       Institute of Technology
====================================================================================================================================
Interested Trustees
Richard S. Davis(+)       Trustee        Since         Chairman of the Board,                 19           None
(58)                                     2000          President and Chief Executive
                                                       Officer of State Street
                                                       Research & Management Company;
                                                       formerly Senior Vice
                                                       President, Fixed Income
                                                       Investments, Metropolitan Life
                                                       Insurance Company
====================================================================================================================================
Officers
C. Kim Goodwin            Vice           Since         Managing Director and Chief            18           None
(45)                      President      2002          Investment Officer - Equities
                                                       of State Street Research &
                                                       Management Company; formerly
                                                       Chief Investment Officer -
                                                       U.S. Growth Equities, American
                                                       Century
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo          Vice           Since         Managing Director, Chief               19           None
(49)                      President      2001          Financial Officer and Director
                                                       of State Street Research &
                                                       Management Company; formerly
                                                       Executive Vice President,
                                                       State Street Research &
                                                       Management Company; and Senior
                                                       Vice President, Product and
                                                       Financial Management, MetLife
                                                       Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Gregory S. Markel         Vice           Since         Senior Vice President of State          1           None
(40)                      President      2002          Street Research & Management
                                                       Company; formerly, Vice
                                                       President, State Street
                                                       Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
John T. Wilson (41)       Vice           Since         Managing Director of State              1           None
                          President      1996          Street Research & Management
                                                       Company; formerly, Senior Vice
                                                       President of State Street
                                                       Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich         Treasurer      Since         Senior Vice President and              19           None
(47)                                     2001          Treasurer of State Street
                                                       Research & Management Company;
                                                       formerly Vice President and
                                                       Assistant Treasurer, State
                                                       Street Research & Management
                                                       Company

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment advisor and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary advisor to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-advisor to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

[LOGO] STATE STREET RESEARCH                                       ------------
                                                                    PRSRT STD
One Financial Center                                               U.S. POSTAGE
Boston, MA 02111-2690                                                  PAID
                                                                    PERMIT #6
                                                                    HUDSON, MA
                                                                   ------------

--------------------------------------------------------------------------------
New accounts, mutual fund purchases,
exchanges and account information

Internet   www.ssrfunds.com

E-mail     info@ssrfunds.com

Phone      1-87-SSR-FUNDS (1-877-773-8637),
           toll-free, 7 days a week, 24 hours a day
           Hearing-impaired: 1-800-676-7876
           Chinese- and Spanish-speaking: 1-888-638-3193

Fax 1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

Mail       State Street Research Service Center
           P.O. Box 8408, Boston, MA 02266-8408

--------------------------------------------------------------------------------
Did You Know?

State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     [LOGO]
                               for Excellence in
                           Shareholder Communications

                                     [LOGO]
                           for Excellence in Service

Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters.
A prospectus for any State Street Research fund is available through your financial professional, by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. Please read the prospectus carefully before investing.

Webcasts
For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our website at www.ssrfunds.com.

Complete Fund Listing
For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds.

This report must be accompanied or preceded by a current prospectus. When used as sales material after September 30, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures"-which describes how we vote proxies relating to portfolio securities-is available upon request free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0805)SSR-LD                                      IT-2189-0804

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS
        Not applicable for the reporting period.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for the reporting period.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
        Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Investment Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    August 27, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    August 27, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    August 27, 2004
                          ------------------------